Subsequent Events	12 Months Ended
Aug. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENT

Subsequent in October 2022, the UK subsidiary of the Group sold certain properties in the UK with a total consideration of approximately RMB 22,863, which resulted in disposal gain on property and equipment of RMB 11,073 in the first quarter of fiscal year 2023.